Share-based payments - Summary of options outstanding (Details) Option in Millions	12 Months Ended
	Mar. 31, 2020 Option £ / shares	Mar. 31, 2019 Option £ / shares	Mar. 31, 2018 Option £ / shares	Mar. 31, 2017 Option £ / shares
Summary of options outstanding and exercisable
Outstanding shares | Option	53	46	40	41
Weighted average exercise price	£ 1.19	£ 1.40	£ 1.64	£ 1.61
Weighted average remaining contractual life	30 months	33 months
Minimum
Summary of options outstanding and exercisable
Weighted average exercise price	£ 1.01
Maximum
Summary of options outstanding and exercisable
Weighted average exercise price	£ 2.00